Other Intangible Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 24.3	$ 25.2	$ 32.4
Impaired intangible asset, facts and circumstances leading to impairment	During the years ended December 31, 2020 and 2018, the Company recorded impairment charges of $5.3 million and $2.2 million, respectively, related to its definite life intangible assets.